Schedule of Loans Payable (Details) (Parenthetical)										12 Months Ended
		Jul. 01, 2023 USD ($)	Apr. 26, 2023 USD ($)	Apr. 20, 2023 shares	Mar. 13, 2023 USD ($)	Feb. 01, 2023 USD ($)	Nov. 23, 2022 USD ($)	May 25, 2022 USD ($)	Mar. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Nov. 23, 2023 USD ($)	Nov. 23, 2023 CAD ($)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CAD ($)	Jul. 31, 2023	Jul. 30, 2023 USD ($)	Jul. 30, 2023 CAD ($)	Mar. 13, 2023 TRY (₺)	Nov. 23, 2022 TRY (₺)	May 25, 2022 TRY (₺)	Nov. 15, 2021 USD ($)	Nov. 15, 2021 TRY (₺)	Sep. 30, 2021	Feb. 04, 2020 USD ($)	Feb. 04, 2020 TRY (₺)
Disclosure of detailed information about borrowings [line items]
Interest rate				12.00%						35.00%											5.00%								5.00%
Loan, maturity date				April 30, 2025
Borrowings										$ 3,464,450			$ 166,555		$ 649,047
Fair value of warrants
Financing cost										2,249,055			79,693		176,386
Accrued interest										$ 44,262			52,538
Common stock, shares | shares										80,000
Broker warrants [member]
Disclosure of detailed information about borrowings [line items]
Common stock, shares | shares				300,000
Unsecured loan one [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										10.00%
Loan, maturity date										January and April 1, 2021		January and April 1, 2021
Principal payments													135,868
Interest payments													3,515
Wrote off remaining balance										12,107
Borrowings	[1]												12,107		107,167
Unsecured loan one [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										10.00%
Unsecured loan one [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										12.00%
Unsecured loan two [member]
Disclosure of detailed information about borrowings [line items]
Interest rate								45.33%		12.00%																45.33%
Loan, maturity date								May 23, 2024
Principal payments										$ 45,832			26,968
Interest payments										14,717			20,636
Principal amount								$ 91,961																		₺ 1,500,000
Borrowings	[1]														39,069
Unsecured loan three [member]
Disclosure of detailed information about borrowings [line items]
Interest rate							3.5944%			45.33%															3.5944%
Loan, maturity date							November 23, 2023
Principal payments										$ 79,372			10,183
Interest payments										4,264			1,607
Principal amount							$ 107,356																		₺ 2,000,000
Borrowings	[2]												56,537
Unsecured loan four [member]
Disclosure of detailed information about borrowings [line items]
Interest rate					37.67%					3.5944%														37.67%
Loan, maturity date					March 12, 2024
Principal payments										$ 61,627
Interest payments										18,676
Principal amount					$ 105,386																			₺ 2,000,000
Borrowings	[3]												97,911
Unsecured loan five [member]
Disclosure of detailed information about borrowings [line items]
Interest rate						1.00%				37.70%
Loan, maturity date						April 1, 2024
Borrowings						$ 2,200,000				$ 19,461	[4]			[4]		[4]
Debt discount						200,000
Interest payment on loan						100,000
Exit fee						$ 50,000
Interest expense			$ 200,000
Unsecured loan six [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										6.00%
Borrowings	[5],[6]									$ 614,899
Unsecured loan seven [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										1.00%
Interest payments										$ 5,867		$ 7,917
Borrowings	[7]									2,822,250
Debt instruments issued																						$ 228,023	$ 300,000
Interest rate																						6.00%	6.00%
Principal amount										$ 37,717		50,000
Unsecured loan eight [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										19.40%
Interest payments										$ 7,954		10,734
Borrowings	[8]									$ 7,840
Debt instruments issued																			$ 402,115	$ 546,000
Interest rate																			6.00%	6.00%
Unsecured loan nine [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										13.25%
Borrowings	[9]														25,642
Debt instruments issued																	$ 8,766	$ 12,000
Principal amount										$ 1,179		1,614
Unsecured loan ten [member]
Disclosure of detailed information about borrowings [line items]
Interest rate										15.00%
Borrowings	[10]														3,534
Debt instruments issued																	$ 146,121	$ 200,000
Principal amount										146,121		$ 200,000
Unsecured loan six fund one [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.00%
Loan, maturity date		December 31, 2023
Borrowings		$ 1,065,000
Debt discount		65,000
Interest payment on loan		$ 40,000
Loan, maturity date extend		December 31, 2024
Accrued interest		$ 23,900
Accretion discount										63,916
Unsecured loan six fund two [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.00%
Loan, maturity date		December 31, 2023
Borrowings		$ 1,597,500
Debt discount		97,500
Interest payment on loan		$ 60,000
Loan, maturity date extend		December 31, 2024
Accrued interest		$ 35,850
Accretion discount										96,138
Unsecured loan eleven [member]
Disclosure of detailed information about borrowings [line items]
Interest rate																											19.44%	19.44%
Principal payments													20,946		547
Interest payments													3,624		424
Principal amount																											$ 25,600	₺ 350,000
Borrowings	[11]														473,635
Unsecured loan twelve [member]
Disclosure of detailed information about borrowings [line items]
Interest rate																														13.25%	13.25%
Principal payments													2,888		19,542
Interest payments													45		1,822
Principal amount																														$ 83,500	₺ 500,000
Unsecured loan thirteen [member]
Disclosure of detailed information about borrowings [line items]
Interest rate									15.00%
Amount receivables									$ 500,000
Warrants granted | shares									1,000,000
warrants expire									2 years
Exercise price of warrants | $ / shares									$ 0.16
Fair value of warrants									$ 152,750
Financing cost													26,365		126,386
Accrued interest													$ 18,082		$ 62,055
Unsecured loan thirteen [member] | Dividend yield measurement input [member]
Disclosure of detailed information about borrowings [line items]
Risk-free interest rate									0
Unsecured loan thirteen [member] | Historical volatility for shares, measurement input [member]
Disclosure of detailed information about borrowings [line items]
Risk-free interest rate									229
Unsecured loan thirteen [member] | Interest rate, measurement input [member]
Disclosure of detailed information about borrowings [line items]
Risk-free interest rate									0.08
Unsecured loan thirteen [member] | Expected life measurement input [member]
Disclosure of detailed information about borrowings [line items]
Expected remaining life									2 years

[1]	Loans bearing interest accrue at 10% and 12% per annum are all unsecured. The loans matured between January and April 1, 2021 and thereafter were due on demand. During the year ended December 31, 2023, the Company made principal payments of $Nil (2022 - $135,868) and $Nil (2022 - $3,515) in interest payments. During the year ended December 31, 2023, the Company wrote off the remaining balance of $12,107.
[2]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately USD$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $45,832 (2022 - $26,968) in principal payments and $14,717 (2022 - $20,636) in interest payments.
[3]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $79,372 (2022 - $10,183) in principal payments and $4,264 (2022 - $1,607) in interest payments.
[4]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $61,627 (2022 - $nil) in principal payments and $18,676 (2022 - $nil) in interest payments.
[5]	On July 20, 2023, the Company entered into a promissory note with 1324025 BC Ltd for CAD$300,000 (USD$228,023). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. During the year ended December 31, 2023, CAD$50,000 (USD$37,717) of the principal balance was repaid and CAD$7,917 (USD$5,867) in interest was accrued.
[6]	On September 1, 2023, the Company entered into a promissory note with 2476393 Alberta Ltd for CAD$546,000 (USD$402,115). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. As at December 31, 2023, no repayments had been made. During 2023, CAD$10,734 (USD$7,954) in interest was accrued.
[7]	On July 1, 2023, the Company entered into agreements with TR1 Master Fund to borrow $1,065,000 and $1,597,500. The loans were issued with a $65,000 and $97,500 discount, respectively, and bear an interest rate of 1% per month. The maturity date was December 31, 2023, and the Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payments on the loans are $40,000 and $60,000, respectively. The minimum interest payments have been recorded on the consolidated statements of income (loss) and comprehensive income (loss) as finance costs. Accrued interest in excess of the minimum interest payments of $23,900 and $35,850, respectively were recorded during the year ended December 31, 2023. Accretion of the discount recognized on the loans during the period were $63,916 and $96,138, respectively. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. The Company is currently in discussions with the lender and has not made any repayments as at the date of these consolidated financial statements (Note 25).
[8]	On November 23, 2023, the Company entered into a short-term non-interest-bearing promissory note with 1647020 Alberta Ltd. for CAD$12,000 (USD$8,766). During the year ended December 31, 2023, CAD$1,614 (USD $1,179) of the principal had been applied against amounts owed by the note holder.
[9]	On November 15, 2021, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺350,000 (or approximately US$25,600). The loan matures on November 15, 2024 and bears interest at 19.44% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $20,946 (2021 - $547) in principal payments and $3,624 (2021 - $424) in interest payments. As at December 31, 2022, the loan is fully repaid.
[10]	On February 4, 2020, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺500,000 (or approximately US$83,500). The loan matured on February 4, 2022 and bears interest at 13.25% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2022, the Company made $2,888 (2021 - $19,542) in principal payments and $45 (2021 - $1,822) in interest payments. As at December 31, 2022, the loan has been fully repaid.
[11]	On March 4, 2021, the Company received $500,000 from a third party (the “Lender”) repayable in one year from the date of disbursement. The amount is subject to interest at a rate of 15% per annum. The Company granted 1,000,000 common share purchase warrants to the lender in conjunction with the loan. The warrants expire in two years and have an exercise price of $0.16 per warrant. The fair value of the share purchase warrants has been accounted as a debt issuance cost and offset against the loan and will be recognized as financing cost over the term of the loan. The fair value of the warrants was determined to be $152,750 based on the Black-Scholes Option Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 229%, risk-free interest rate - 0.08% and an expected remaining life – 2.00 years. During the year ended December 31, 2022, the Company recognized $26,365 (2021– $126,386) as financing cost and accrued interest of $18,082 (2021 - $62,055). As at December 31, 2022, the loan has been fully repaid.